DERIVATIVE LIABILITIES - Disclosure of detailed information about derivative liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Derivative Liabilities [Abstract]
Derivative liabilities, beginning balance	$ 572	$ 587
Derivative related to convertible notes		343
Change in fair value estimates	(105)	(358)	$ (351)
Fair value of warrants issued on conversion	(291)
Derivative liabilities, ending balance	$ 176	$ 572	$ 587